Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173

713 626 1919 www.invesco.com/us
June 27, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Investment Securities Funds (Invesco Investment Securities Funds) CIK No. 0000842790
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Fund”) that the Prospectuses and the Statements of Additional Information relating to the Class A, Class A2, Class A5, Class B, Class B5, Class C, Class C5, Class R, Class Y, Investor Class, Institutional Class and Invesco Cash Reserve shares, as applicable, of Invesco Dynamics Fund, Invesco Global Real Estate Fund, Invesco High Yield Fund, Invesco Limited Maturity Treasury Fund, Invesco Money Market Fund, Invesco Municipal Bond Fund, Invesco Real Estate Fund, Invesco Short Term Bond Fund, Invesco U.S. Government Fund, Invesco High Yield Securities Fund and Invesco Van Kampen Corporate Bond Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 56 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 56 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission June 27, 2011.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (502) 588-2401
Sincerely,
/s/ Theresa Brunsman
Theresa Brunsman
Counsel